Leases (Details) - ASU 2016-02 - Restatement adjustment	Mar. 31, 2022	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Remaining lease term	7 years 3 months 18 days	7 years 10 months 24 days
Discount rate	10.80%	9.30%